Significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2017 component
Property and equipment
Number of aircraft major components	4
Aircraft
Property and equipment
Estimated useful lives	12 years
Leasehold improvements
Property and equipment
Estimated useful lives	5 years
Aircraft equipment
Property and equipment
Estimated useful lives	12 years
Computer equipment and peripherals
Property and equipment
Estimated useful lives	5 years
Tools
Property and equipment
Estimated useful lives	5 years
Heavy maintenance - engine | Minimum
Property and equipment
Estimated useful lives	5 years
Heavy maintenance - engine | Maximum
Property and equipment
Estimated useful lives	6 years
Heavy maintenance - structural checks | Minimum
Property and equipment
Estimated useful lives	2 years
Heavy maintenance - structural checks | Maximum
Property and equipment
Estimated useful lives	10 years
Engines
Property and equipment
Estimated useful lives	12 years
Furniture and fixtures
Property and equipment
Estimated useful lives	10 years
Simulators
Property and equipment
Estimated useful lives	20 years
Vehicles
Property and equipment
Estimated useful lives	5 years